Summary of Principal Accounting Policies - Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	¥ 560,017	$ 80,441	¥ 660,719
Liabilities due nonconsolidated VIEs	0
Contingent liabilities related to nonconsolidated VIEs	0
Guarantees related to nonconsolidated VIEs	0
Amount due from related parties
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	88,415	12,700	79,464
Investments
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	¥ 471,602	$ 67,741	¥ 581,255